Consolidated Earnings/losses per Share - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Net Income / (Loss) attributable to controlling interest	$ 20,650,410	$ (1,082,089)	$ 9,132,907
PLUS: Potential diluted earnings per common share
Net Income /(Loss) attributable to controlling interest adjusted as per diluted earnings	$ 20,650,410	$ (1,082,089)	$ 9,132,907
Weighted average of outstanding common shares for the fiscal year	639,402	661,141	629,531
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect	639,402	661,141	629,531
Basic earnings / (loss) per share	$ 32.2964	$ (1.6367)	$ 14.5075